Accrued Expenses (Tables)	12 Months Ended
Sep. 30, 2025
Accrued Expenses [Abstract]
Schedule of Accrued Expense
	As of September 30,
	2024	2025	2025
	HKD	HKD	US$
Accrued expenses	2,487,951	2,094,325	269,162
	2,487,951	2,094,325	269,162